SGI U.S. LARGE CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 98.7%
Advertising — 0.2%
Omnicom Group, Inc.	11,300	$843,093
Aerospace/Defense — 1.5%
General Dynamics Corp.	10,300	2,316,573
Lockheed Martin Corp.	5,400	2,376,594
Teledyne Technologies, Inc.*	5,900	2,390,385
		7,083,552
Airlines — 2.5%
Southwest Airlines Co.*	251,900	11,552,134
Auto Manufacturers — 0.7%
General Motors Co.*	79,800	3,086,664
Banks — 2.7%
Bank of America Corp.	108,700	4,043,640
Fifth Third Bancorp	81,100	3,197,773
JPMorgan Chase & Co.	17,300	2,287,579
KeyCorp	157,000	3,133,720
		12,662,712
Beverages — 0.6%
Coca-Cola Co., (The)	41,200	2,611,256
Biotechnology — 7.4%
Amgen, Inc.	4,600	1,181,004
Gilead Sciences, Inc.	128,800	8,352,680
Incyte Corp.*	122,200	9,273,758
Royalty Pharma PLC, Class A	88,800	3,653,232
Vertex Pharmaceuticals, Inc.*	43,900	11,793,735
		34,254,409
Chemicals — 3.1%
Celanese Corp.	16,000	2,504,320
Dow, Inc.	171,200	11,638,176
		14,142,496
Commercial Services — 2.1%
Cintas Corp.	7,800	3,106,974
S&P Global, Inc.	18,500	6,465,380
		9,572,354
Computers — 3.3%
Accenture PLC, Class A, (Ireland)	12,600	3,760,596
Apple, Inc.	76,500	11,386,260
		15,146,856
Cosmetics & Personal Care — 0.2%
Procter & Gamble Co., (The)	6,200	916,856
Distribution/Wholesale — 2.0%
Copart, Inc.*	35,500	4,065,815
Fastenal Co.	58,300	3,122,548
WW Grainger, Inc.	4,100	1,996,987
		9,185,350
Diversified Financial Services — 0.6%
Ally Financial, Inc.	19,300	849,972
Interactive Brokers Group, Inc., Class A	14,600	898,484
T Rowe Price Group, Inc.	6,700	851,503
		2,599,959
Electric — 8.0%
AES Corp.	71,100	1,567,044
DTE Energy Co.	21,700	2,879,807
Duke Energy Corp.	39,700	4,467,044
Evergy, Inc.	81,100	5,672,134
Exelon Corp.	22,800	1,120,620
NextEra Energy, Inc.	46,600	3,527,154
PPL Corp.	134,700	4,065,246
Public Service Enterprise Group, Inc.	14,700	1,007,538
Southern Co., (The)	111,200	8,413,392
Xcel Energy, Inc.	53,200	4,008,088
		36,728,067
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	8,000	971,760
Electronics — 0.6%
Fortive Corp.	14,900	920,373
Keysight Technologies, Inc.*	12,500	1,820,000
		2,740,373
Environmental Control — 0.6%
Waste Management, Inc.	17,100	2,710,521
Food — 10.5%
Hershey Co., (The)	51,000	10,797,210
Hormel Foods Corp.	139,300	6,779,731
Kellogg Co.	143,800	10,028,612
Kraft Heinz Co., (The)	235,300	8,901,399
Kroger Co., (The)	97,000	5,138,090
Mondelez International, Inc., Class A	107,300	6,819,988
		48,465,030
Gas — 0.9%
NiSource, Inc.	135,400	4,258,330
Hand/Machine Tools — 0.2%
Stanley Black & Decker, Inc.	7,100	842,699
Healthcare-Products — 1.3%
Hologic, Inc.*	67,400	5,073,198
Medtronic PLC, (Ireland)	9,200	921,380
		5,994,578
Healthcare-Services — 0.2%
Laboratory Corp. of America Holdings	3,600	888,192
Home Builders — 2.1%
NVR, Inc.*	2,200	9,791,364
Insurance — 5.3%
Allstate Corp., (The)	7,600	1,038,844
Arch Capital Group Ltd.*	179,300	8,509,578
Chubb Ltd., (Switzerland)	6,000	1,267,740
Marsh & McLennan Cos., Inc.	6,300	1,007,685
Progressive Corp., (The)	105,300	12,570,714
		24,394,561
Internet — 0.2%
Expedia Group, Inc.*	5,600	724,248
Media — 0.8%
FactSet Research Systems, Inc.	10,200	3,894,156
Miscellaneous Manufacturing — 0.2%
Illinois Tool Works, Inc.	4,400	915,508
Office/Business Equipment — 0.3%
Zebra Technologies Corp., Class A*	3,700	1,251,303
Oil & Gas — 7.5%
Chevron Corp.	55,500	9,693,630
EOG Resources, Inc.	8,700	1,191,552
Exxon Mobil Corp.	133,200	12,787,200
Marathon Petroleum Corp.	16,100	1,638,819
Pioneer Natural Resources Co.	9,400	2,612,636
Valero Energy Corp.	52,900	6,855,840
		34,779,677
Pharmaceuticals — 9.1%
AbbVie, Inc.	35,200	5,187,424
Bristol-Myers Squibb Co.	138,800	10,472,460
McKesson Corp.	13,000	4,272,970
Merck & Co., Inc.	117,500	10,813,525
Pfizer, Inc.	210,200	11,149,008
		41,895,387
REITS — 1.7%
AvalonBay Communities, Inc.	4,500	935,820
Crown Castle International Corp.	8,300	1,574,095
Public Storage	9,800	3,240,272
Simon Property Group, Inc.	18,700	2,143,955
		7,894,142
Retail — 6.7%
Costco Wholesale Corp.	7,100	3,310,162
Dollar General Corp.	17,800	3,922,052
Dollar Tree, Inc.*	8,000	1,282,640
Target Corp.	51,800	8,385,384
Walgreens Boots Alliance, Inc.	94,500	4,141,935
Wal-Mart Stores, Inc.	76,100	9,788,743
		30,830,916
Semiconductors — 2.1%
Broadcom, Inc.	1,700	986,221
Qorvo, Inc.*	42,500	4,749,375
Texas Instruments, Inc.	21,800	3,853,368
		9,588,964
Software — 10.8%
Adobe Systems, Inc.*	19,700	8,204,656
Autodesk, Inc.*	6,700	1,391,925
Electronic Arts, Inc.	56,100	7,778,265
Fiserv, Inc.*	38,100	3,816,858
Intuit, Inc.	22,800	9,449,688
Microsoft Corp.	43,200	11,744,784
Oracle Corp.	24,400	1,754,848
SS&C Technologies Holdings, Inc.	12,900	825,471
Take-Two Interactive Software, Inc.*	37,200	4,632,516
		49,599,011
Telecommunications — 2.6%
AT&T, Inc.	52,100	1,109,209
Cisco Systems, Inc.	63,300	2,851,665
Verizon Communications, Inc.	151,900	7,790,951
		11,751,825
TOTAL COMMON STOCKS
(Cost $399,204,171)		454,568,303
SHORT-TERM INVESTMENTS - 1.0%
U.S. Bank Money Market Deposit Account, 0.50% (a)	4,720,931	4,720,931
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,720,931)		4,720,931
TOTAL INVESTMENTS - 99.7%
(Cost $403,925,103)		459,289,234
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		1,411,925
NET ASSETS - 100.0%		$460,701,159

*	Non-income producing security
(a)	The rate shown is as of May 31, 2022.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS, LLC
PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying fund are valued at the SGI U.S. Large Cap Equity Fund ("Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing each Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI U.S. Large Cap Equity Fund
Common Stocks	$454,568,303	$454,568,303	$-	$-
Short-Term Investments	4,720,931	4,720,931	-	-
Total Investments*	$459,289,234	$459,289,234	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.